Share-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Nonvested Restricted Stock
A summary of the status of the Company’s nonvested restricted stock units as of September 30, 2025 and changes during fiscal 2025 are presented below:

(in thousands, except grant date fair value)	Restricted Stock Units	Weighted Average Grant Date Fair Value
Nonvested as of September 30, 2024	1,208	$173
Granted	522	$242
Vested	(588)	$159
Forfeited	(64)	$206
Nonvested as of September 30, 2025	1,078	$213

Schedule of Nonvested Performance Stock Units
A summary of the status of the Company’s nonvested performance stock units as of September 30, 2025 and changes during fiscal 2025 is presented below (based upon target award amounts).

(in thousands, except grant date fair value)	Performance Stock Units	Weighted Average Grant Date Fair Value
Nonvested as of September 30, 2024	248	$178
Granted	125	$243
Vested	(120)	$158
Forfeited	(7)	$211
Nonvested as of September 30, 2025	246	$220